EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.1 - Schedule 5

Report Pulled:	3/25/2026
Loan Count:	446

Fields Reviewed	Discrepancy Count	Percentage
Loan Purpose	174	39.01%
LTV	324	72.65%
Occupancy Type	232	52.02%
Original Interest Rate	361	80.94%
Original Loan Amount	384	86.10%
Property Type	5	1.12%